Commitment and Contingencies - Commitments Narrative (Details) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2020
Operating Leased Assets [Line Items]
Security deposits	$ 200,000	$ 200,000
Rent expense	$ 800,000	1,300,000
Related Party | December 2023
Operating Leased Assets [Line Items]
Rent expense			$ 4,900
Third- Party | December 2021
Operating Leased Assets [Line Items]
Rent expense			77,951
Third-Party Lessor | Lease Agreement For Office Equipment
Operating Leased Assets [Line Items]
Rent expense			1,050
Minimum | Related Party
Operating Leased Assets [Line Items]
Required monthly payment		3,000
Minimum | Related Party | December 2023
Operating Leased Assets [Line Items]
Required monthly payment			3,234
Minimum | Third- Party
Operating Leased Assets [Line Items]
Required monthly payment		239
Minimum | Third- Party | December 2021
Operating Leased Assets [Line Items]
Required monthly payment			447
Minimum | Third-Party Lessor | Lease Agreement For Office Equipment
Operating Leased Assets [Line Items]
Required monthly payment			239
Maximum | Related Party
Operating Leased Assets [Line Items]
Required monthly payment		13,000
Maximum | Related Party | December 2023
Operating Leased Assets [Line Items]
Required monthly payment			13,362
Maximum | Third- Party
Operating Leased Assets [Line Items]
Required monthly payment		$ 68,000
Maximum | Third- Party | December 2021
Operating Leased Assets [Line Items]
Required monthly payment			14,387
Maximum | Third-Party Lessor | Lease Agreement For Office Equipment
Operating Leased Assets [Line Items]
Required monthly payment			$ 1,499